Staff costs	12 Months Ended
Dec. 31, 2021
Staff costs
Staff costs
5 Staff costs

Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if Just Eat Takeaway.com has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably. Staff costs comprise directly attributable costs of staff and Managing Directors and Supervisory Directors, social security charges, pension premium contributions, share-based payments and temporary staff expenses. Staff costs exclude costs related to employed or indirectly employed couriers, which are included in courier costs.

Pension premium payments to defined contribution retirement benefit plans are recognised as an expense when employees have rendered services entitling them to the contributions. Pension premiums are paid for by Just Eat Takeaway.com.

€ millions	2021	2020	2019
Wages and salaries	655	313	83
Social security charges	85	43	13
Pension premium contributions	33	13	2
Share-based payments	81	23	3
Temporary staff expenses	36	25	11
Staff costs	890	417	112

The pension costs of Just Eat Takeaway.com are primarily related to defined contribution retirement benefit plans for all qualifying employees of Just Eat Takeaway.com, limiting Just Eat Takeaway.com’s legal obligation to the amount it agrees to contribute during the period of employment. The assets of the plans are held separately from those of Just Eat Takeaway.com in funds under the control of pension insurance companies and pension funds. The defined contribution retirement benefit plans held by the foreign subsidiaries are similar to those held in the Netherlands.

The pension premium contribution payable to the pension provider is recorded as an expense. The capital available for the purchase of a pension equals the investment value as at pension date, which has not been guaranteed by Just Eat Takeaway.com. Based on the administrative regulations, Just Eat Takeaway.com has no other obligations than the pension premium payments.

Share-based payment charges in scope of IFRS 2 are recognised in Staff costs, refer to Note 6 Share-based payments.

The temporary staff expenses relate to costs of contingent workers such as agency workers or contractors.